UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2019

LEGG MASON

EMERGING MARKETS

LOW VOLATILITY HIGH

DIVIDEND ETF

LVHE

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of emerging markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and currencies in which the Fund’s securities are denominated.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Emerging Markets Low Volatility High Dividend ETF for the twelve-month reporting period ended October 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 29, 2019

II	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are rising relative to the U.S. dollar. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser.

The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. While emerging markets equities are volatile, the Underlying Index seeks to have less volatility than emerging markets generally.

The Underlying Index is composed of equity securities in emerging markets outside of the United States across a range of market capitalizations that are included in the MSCI Emerging Markets IMI Indexi.

The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI Emerging Markets IMI Index. The Fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the Fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

The Fund may invest up to 20% of its net assets in foreign currency forward contracts and other currency hedging instruments, certain index futures, options, options on index futures, swap contracts or other derivatives related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index, but which QS Investors believes will help the Fund track its Underlying Index.

The Fund invests in currency hedging instruments to offset the Fund’s exposure to currencies in which the Fund’s holdings are denominated. The Fund may also invest in

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	1

Fund overview (cont’d)

equity index futures and currency derivatives to gain exposure to local markets or segments of local markets for cash flow management purposes and as a portfolio management technique.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Emerging market equities as measured by the MSCI Emerging Markets Indexii modestly underperformed their developed counterparts as measured by the MSCI World Indexiii for the twelve-month reporting period ended October 31, 2019. For most of the period the underperformance was significant, despite outperformance in the first three months of the reporting period (that is November 1, 2018 through January 31, 2019) and again in the final month of the reporting period (October 2019).

For the first three months of the reporting period, emerging markets equities outperformed developed market equities. Starting in February 2019, emerging market equities underperformed developed market equities while remaining modestly positive for the rest of the first calendar quarter of 2019. The largest market, China, and one of the smallest ones, Colombia, were the best performers globally in U.S. dollar terms. Chinese equities saw strong interest from foreign investors. Most other markets underperformed the MSCI Emerging Markets Index, and several declined as currencies weakened against the U.S. dollar for much of the quarter. The two other largest markets, South Korea and Taiwan, continued to see anemic demand in both domestic and export sales and remained in contraction. Despite most markets experiencing declines in growth metrics, business optimism held steady on the continuation of trade talks between China and the U.S. and central bank action across many markets. In addition, several markets, such as Thailand and Indonesia, saw improved growth over the quarter.

Emerging market equities underperformed developed market equities while remaining modestly positive for second calendar quarter of 2019. China was negatively impacted by global trade uncertainty and the mutual increase in tariffs on imported goods. Hopes for a resumption in U.S.-China trade talks and an easing of the trade tariffs following the G-20iv summit triggered a rebound in Chinese equities in June 2019.

Emerging market equities continued to underperform developed market equities through the third calendar quarter of 2019. Global equity markets remained quite volatile, with mixed performance across equity sectors and regions. Concerns regarding the softening of global economic growth, the inversion of the U.S. yield curvev (earlier in the quarter), trade related tensions between the U.S. and China, frictions in the Middle East, and uncertainty around Brexit continued to rattle investors. The World Trade Organization cut its global trade growth forecast for 2019 to the weakest level in a decade, warning that further rounds of tariffs in an environment of heightened uncertainty could spark a “destructive cycle of recrimination”.

Volatility in global equity markets receded during October 2019 and emerging market equities rallied sharply. Positive developments on U.S.-China trade negotiations, a third

2	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

twenty-five basis pointsvi interest rate cut in a matter of months from the U.S. Federal Reserve Board (the “Fed”)vii and stabilization in commodity prices contributed to investor optimism.

The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended October 31, 2019, Legg Mason Emerging Markets Low Volatility High Dividend ETF generated a 3.64% return on a net asset value (“NAV”)viii basis and 2.42% based on its market priceix per share.

The performance table shows the Fund’s total return for the twelve months ended October 31, 2019 based on its NAV and market price as of October 31, 2019. The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (NTR), which returned 4.45% for the same period. The Fund’s broad-based market index, the MSCI Emerging Markets IMI Local Index (Net)x, returned 11.15% over the same time frame. The Lipper Emerging Markets Funds Category Averagexi returned 13.84% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of October 31, 2019 (unaudited)
	6 months	12 months
Legg Mason Emerging Markets Low Volatility High Dividend ETF:
$25.68 (NAV)	-2.12%	3.64%*†
$25.86 (Market Price)	-2.00%	2.42%*‡
QS Emerging Markets Low Volatility High Dividend Hedged Index (NTR)	-2.02%	4.45%
MSCI Emerging Markets IMI Local Index (Net)	-1.52%	11.15%
Lipper Emerging Markets Funds Category Average	-0.12%	13.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	3

Fund overview (cont’d)

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2019, the gross total annual fund operating expense ratio for the Fund was 0.50%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, at NAV.

‡ Total return assumes the reinvestment of all distributions, at market price.

Q. What were the leading contributors to performance?

A. Looking at the Underlying Index by country, Russia, Taiwan, Mexico and Korea were the leading contributors to performance for the reporting period by virtue of their return and weight in the Underlying Index. The leading sector contributors to performance were the Energy, Information Technology and Consumer Discretionary sectors.

Q. What were the leading detractors from performance?

A. At the country level, the leading detractors from performance during the reporting period were South Africa, Chile and China. The leading detractors from performance at the sector level, while posting positive albeit weaker returns, were the Real Estate, Materials and Industrials sectors.

The Fund employed a currency hedging strategy to reduce the volatility associated with exposure to shifts in relative value between the U.S. dollar and the currency of local markets. The currency hedge detracted from overall unhedged performance during the reporting period, as emerging markets currencies broadly strengthened vs. the U.S. dollar over the period.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “LVHE” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

4	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Thank you for your investment in Legg Mason Emerging Markets Low Volatility High Dividend ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

November 18, 2019

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may focus its investments in certain industries, increasing their vulnerability to market volatility. There is no guarantee that a Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In rising markets, the value of large-cap stocks may not rise as much as that of smaller-cap stocks. Small- and-mid-cap stocks involve greater risks and volatility than large cap stocks. Currency investing contains heightened risk that includes market, political, regulatory and national conditions, and may not be suitable for all investors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2019 were: Financials (21.3%), Energy (15.3%), Materials (14.6%), Communication Services (12.6%) and Information Technology (7.9%). The Fund’s composition may differ over time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	5

Fund overview (cont’d)

[i]

MSCI Emerging Markets IMI Index captures large-, mid-and small-cap representation across 23 emerging markets countries. With 2,655 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country.

ii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

iii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

iv

The Group of Twenty (“G-20”) Finance Ministers and Central Bank Governors was established in 1999 to bring together systemically important industrialized and developing economies to discuss key issues in the global economy.

[v]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

vi	A basis point is one-hundredth (1/100 or 0.01) of one percent.

vii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

viii	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ix	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

[x]

MSCI Emerging Markets IMI Local Index (Net) captures large-, mid-and small-cap representation across 23 emerging markets countries. With 2,655 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country. The local version of the Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 823 funds for the six-month period and 793 funds for the twelve-month period in the Fund’s Lipper category.

6	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of October 31, 2019 and October 31, 2018 and does not include derivatives such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.

‡ Amount represents less than 0.1%.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2019 and held for the six months ended October 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-2.12%	$1,000.00	$978.80	0.50%	$2.49	5.00%	$1,000.00	$1,022.68	0.50%	$2.55

[1]	For the six months ended October 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 10/31/19	3.64%
Inception* through 10/31/19	5.67

Cumulative total returns[1]
Inception date of 11/17/16 through 10/31/19	17.68%

Market Price
Average annual total returns[2]
Twelve Months Ended 10/31/19	2.42%
Inception* through 10/31/19	5.87

Cumulative total returns[2]
Inception date of 11/17/16 through 10/31/19	18.34%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is November 17, 2016.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Legg Mason Emerging Markets Low Volatility High Dividend ETF vs QS Emerging Markets Low Volatility High Dividend Hedged Index and MSCI Emerging Markets IMI Local Index (Net)† — November 17, 2016 - October 31, 2019

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Legg Mason Emerging Markets Low Volatility High Dividend ETF on November 17, 2016 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the QS Emerging Markets Low Volatility High Dividend Hedged Index and the MSCI Emerging Markets IMI Local Index (Net). The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”) is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser. The MSCI Emerging Markets IMI Local Index (Net) captures large-, mid-and small-cap representation across 23 Emerging Markets countries. With 2,655 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country. The local version of the index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

10	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Schedule of investments

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 97.9%
Communication Services — 10.9%
Diversified Telecommunication Services — 2.7%
China Telecom Corp. Ltd., Class H Shares	192,000	$81,820
Emirates Telecommunications Group Co. PJSC	17,522	79,004
Magyar Telekom Telecommunications PLC	4,304	6,423
Total Diversified Telecommunication Services		167,247
Entertainment — 0.1%
Major Cineplex Group PCL	7,100	5,784	(a)
Wireless Telecommunication Services — 8.1%
Advanced Info Service PCL, Registered Shares	12,700	96,317	(a)
China Mobile Ltd.	16,500	134,313
DiGi.Com Bhd	22,400	25,196
Globe Telecom Inc.	300	10,783
Intouch Holdings PCL	23,700	51,803
Maxis Bhd	13,300	17,156
PLAY Communications SA	1,972	15,642
SK Telecom Co. Ltd.	382	77,815
Vodacom Group Ltd.	7,857	68,772
Total Wireless Telecommunication Services		497,797
Total Communication Services		670,828
Consumer Discretionary — 6.5%
Auto Components — 0.1%
Mahle-Metal Leve SA	600	3,674
Automobiles — 4.5%
Hero MotoCorp Ltd.	948	36,143
Hyundai Motor Co.	1,086	113,879
Indus Motor Co. Ltd.	720	4,314
Kia Motors Corp.	3,308	120,981
Total Automobiles		275,317
Hotels, Restaurants & Leisure — 0.8%
Berjaya Sports Toto Bhd	8,100	5,137
Kangwon Land Inc.	1,666	44,892
Total Hotels, Restaurants & Leisure		50,029
Internet & Direct Marketing Retail — 0.1%
GS Home Shopping Inc.	36	4,604
Multiline Retail — 0.1%
Far Eastern Department Stores Ltd.	9,000	7,731

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	11

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Specialty Retail — 0.1%
Bermaz Auto Bhd	10,400	$5,675
Detsky Mir PJSC	2,630	3,936
Total Specialty Retail		9,611
Textiles, Apparel & Luxury Goods — 0.8%
China Dongxiang Group Co., Ltd.	29,000	3,256
Formosa Taffeta Co. Ltd.	9,000	10,245
Grendene SA	3,300	8,122
Luthai Textile Co. Ltd., Class B Shares	12,000	11,207
Pou Chen Corp.	5,000	6,693
Ruentex Industries Ltd.	4,000	9,619	*
Total Textiles, Apparel & Luxury Goods		49,142
Total Consumer Discretionary		400,108
Consumer Staples — 7.7%
Beverages — 2.0%
Ambev SA	25,638	110,870
Carlsberg Brewery Malaysia Bhd, Class B Shares	1,500	9,958
Total Beverages		120,828
Food & Staples Retailing — 2.6%
Al Meera Consumer Goods Co. QSC	982	4,234
Wal-Mart de Mexico SAB de CV	51,610	155,191
Total Food & Staples Retailing		159,425
Food Products — 0.9%
Charoen Pokphand Foods PCL	39,700	33,199	(a)
Kuala Lumpur Kepong Bhd	3,900	20,216
Total Food Products		53,415
Personal Products — 0.0%
Hengan International Group Co. Ltd.	500	3,496
Tobacco — 2.2%
KT&G Corp.	1,522	130,818
Philip Morris CR AS	6	3,584
Total Tobacco		134,402
Total Consumer Staples		471,566
Energy — 14.6%
Oil, Gas & Consumable Fuels — 14.6%
Banpu PCL Co. Ltd.	51,500	19,785
China Petroleum & Chemical Corp., Class H Shares	152,000	87,270
Coal India Ltd.	12,883	37,698
Formosa Petrochemical Corp.	14,000	44,566
Gazprom PJSC	43,106	174,923
GS Holdings Corp.	628	26,800

See Notes to Financial Statements.

12	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Motor Oil Hellas Corinth Refineries SA	596	$14,722
Oil & Gas Development Co. Ltd.	7,800	6,457
Pakistan Oilfields Ltd.	2,900	7,309
Pilipinas Shell Petroleum Corp.	6,800	4,556
PTT PCL	108,400	162,447	(a)
Qatar Gas Transport Co. Ltd.	17,080	11,587
SK Innovation Co. Ltd.	794	109,192
Tatneft PJSC	14,220	166,056
Thai Oil PCL	11,900	26,996	(a)
Total Energy		900,364
Financials — 21.2%
Banks — 21.0%
Abu Dhabi Commercial Bank PJSC	10,502	22,303
Agricultural Bank of China Ltd., Class H Shares	309,000	127,342
Banco Santander Chile	795,534	49,395
Bangkok Bank PCL, Registered Shares	10,100	58,369
Bank of China Ltd., Class H Shares	307,000	125,735
China CITIC Bank Corp. Ltd., Class H Shares	96,000	55,731
China Construction Bank Corp., Class H Shares	118,000	95,000
Doha Bank QPSC	14,410	10,052
Dubai Islamic Bank PJSC	22,803	32,843
First Abu Dhabi Bank PJSC	39,192	162,411
First Financial Holding Co. Ltd.	70,962	52,102
Hong Leong Bank Bhd	3,500	14,424
Industrial Bank of Korea	3,436	34,849
Kiatnakin Bank PCL	5,300	11,497
Krung Thai Bank PCL	43,800	24,079	(a)
Malayan Banking Bhd	51,700	106,407
Masraf Al Rayan QSC	34,730	35,770
Mega Financial Holding Co. Ltd.	97,000	95,278
Moneta Money Bank AS	6,441	21,424
Public Bank Bhd	26,300	127,771
Thanachart Capital PCL	6,000	10,531	(a)
Tisco Financial Group PCL	5,600	18,082	(a)
Total Banks		1,291,395
Capital Markets — 0.1%
China Bills Finance Corp.	8,000	3,916
President Securities Corp.	9,000	3,903
Total Capital Markets		7,819

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	13

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Concentradora Hipotecaria SAPI de CV	5,700	$5,619
Total Financials		1,304,833
Industrials — 3.3%
Commercial Services & Supplies — 0.1%
Cleanaway Co. Ltd.	1,000	5,190
Construction & Engineering — 0.2%
United Integrated Services Co. Ltd.	2,400	12,497
Electrical Equipment — 0.1%
Kung Long Batteries Industrial Co. Ltd.	1,000	4,747
Industrial Conglomerates — 0.9%
Dubai Investments PJSC	23,062	8,100
HAP Seng Consolidated Bhd	4,800	11,465
Industries Qatar QSC	10,199	29,440
Reunert Ltd.	1,775	8,418
Total Industrial Conglomerates		57,423
Marine — 0.3%
MISC Bhd	9,500	18,939
Trading Companies & Distributors — 0.1%
China Aircraft Leasing Group Holdings Ltd.	5,500	5,684
Transportation Infrastructure — 1.6%
China Merchants Port Holdings Co. Ltd.	16,000	25,068
Jiangsu Expressway Co. Ltd., Class H Shares	14,000	18,613
Shenzhen International Holdings Ltd.	11,500	23,417
Westports Holdings Bhd	6,700	6,863
Yuexiu Transport Infrastructure Ltd.	12,000	11,085
Zhejiang Expressway Co. Ltd., Class H Shares	20,000	16,408
Total Transportation Infrastructure		101,454
Total Industrials		205,934
Information Technology — 7.9%
Electronic Equipment, Instruments & Components — 1.3%
Hana Microelectronics PCL	6,000	5,067	(a)
Simplo Technology Co. Ltd.	1,400	12,924
Supreme Electronics Co. Ltd.	6,000	5,726
Syncmold Enterprise Corp.	2,000	5,144
Synnex Technology International Corp.	16,000	19,106
TXC Corp.	3,000	3,686
WPG Holdings Ltd.	17,000	21,557
WT Microelectronics Co. Ltd.	6,000	6,859
Total Electronic Equipment, Instruments & Components		80,069

See Notes to Financial Statements.

14	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
IT Services — 2.2%
Infosys Ltd.	13,457	$130,076
Systex Corp.	2,000	4,862
Total IT Services		134,938
Semiconductors & Semiconductor Equipment — 0.8%
Greatek Electronics Inc.	3,000	4,223
Radiant Opto-Electronics Corp.	10,000	39,750
Topco Scientific Co. Ltd.	2,000	6,373
Total Semiconductors & Semiconductor Equipment		50,346
Technology Hardware, Storage & Peripherals — 3.6%
Aten International Co. Ltd.	1,000	2,835
Chicony Electronics Co. Ltd.	7,025	21,855
Compal Electronics Inc.	50,000	29,894
Inventec Corp.	33,000	23,958
Qisda Corp.	18,000	13,512
Quanta Computer Inc.	32,000	61,497
Samsung Electronics Co. Ltd.	1,444	62,553
Transcend Information Inc.	3,000	6,514
Total Technology Hardware, Storage & Peripherals		222,618
Total Information Technology		487,971
Materials — 14.6%
Chemicals — 9.0%
Engro Fertilizers Ltd.	15,000	6,875
Fauji Fertilizer Co. Ltd.	12,000	7,264
Formosa Chemicals & Fibre Corp.	38,000	110,603
Formosa Plastics Corp.	41,000	131,726
Huabao International Holdings Ltd.	11,000	4,028
Nan Ya Plastics Corp.	52,000	122,994
Petronas Chemicals Group Bhd	24,700	44,157
PhosAgro PJSC, Registered Shares, GDR	3,774	47,477
PTT Global Chemical PCL	35,700	60,298	(a)
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	48,000	13,351
Taiwan Styrene Monomer	12,000	8,515
Total Chemicals		557,288
Construction Materials — 2.9%
Qatar National Cement Co. QSC	2,607	4,153
Siam Cement PCL, Registered Shares	8,375	101,792	(a)
Taiwan Cement Corp.	51,793	68,824
Waskita Beton Precast Tbk PT	159,400	3,770
Total Construction Materials		178,539

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	15

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Containers & Packaging — 0.1%
Greatview Aseptic Packaging Co. Ltd.	6,000	$3,024
Metals & Mining — 2.6%
Alrosa PJSC	47,520	55,262
Feng Hsin Steel Co. Ltd.	5,000	8,656
Magnitogorsk Iron & Steel Works PJSC	29,600	16,876
Novolipetsk Steel PJSC	18,120	35,363
Severstal PJSC	2,900	39,930
Tung Ho Steel Enterprise Corp.	8,000	5,677
Total Metals & Mining		161,764
Total Materials		900,615
Real Estate — 3.9%
Equity Real Estate Investment Trusts (REITs) — 2.3%
Emira Property Fund Ltd.	7,278	6,131
Fibra Uno Administracion SA de CV	35,144	53,600
Hyprop Investments Ltd.	2,966	11,617
IGB Real Estate Investment Trust	13,300	6,079
Pavilion Real Estate Investment Trust	15,900	6,583
Prologis Property Mexico SA de CV	2,100	4,511
Redefine Properties Ltd.	62,476	31,272
Sunway Real Estate Investment Trust	6,500	2,816
Yuexiu Real Estate Investment Trust	22,000	14,624
Total Equity Real Estate Investment Trusts (REITs)		137,233
Real Estate Management & Development — 1.6%
Aldar Properties PJSC	28,137	18,003
Bangkok Land PCL	61,800	2,804
Barwa Real Estate Co.	12,660	11,891
Land & Houses PCL	107,300	34,470
LSR Group PJSC, Registered Shares, GDR	5,344	11,329
Pruksa Holding PCL	4,900	2,564
Quality Houses PCL	89,700	7,724	(a)
Sansiri PCL	122,700	4,632	(a)
United Development Co. QSC	16,680	6,414
Total Real Estate Management & Development		99,831
Total Real Estate		237,064
Utilities — 7.3%
Electric Utilities — 3.2%
Enel Chile SA	325,966	26,829
Tenaga Nasional Bhd	44,000	145,947
Transmissora Alianca de Energia Eletrica SA	3,300	23,601
Total Electric Utilities		196,377

See Notes to Financial Statements.

16	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security		Shares	Value
Gas Utilities — 0.3%
Petronas Gas Bhd		5,300	$21,106
Independent Power and Renewable Electricity Producers — 3.4%
CGN Power Co. Ltd., Class H Shares		96,000	24,987	(a)
China Resources Power Holdings Co. Ltd.		24,000	30,223
Electricity Generating PCL		2,400	27,581	(a)
Engie Brasil Energia SA		3,930	44,054
NTPC Ltd.		31,881	55,016
Ratch Group PCL		8,500	20,690
Unipro PJSC		134,000	5,521
Total Independent Power and Renewable Electricity Producers			208,072
Water Utilities — 0.4%
Aguas Andinas SA, Class A Shares		29,543	13,555
Inversiones Aguas Metropolitanas SA		5,052	6,034
TTW PCL		12,900	5,810	(a)
Total Water Utilities			25,399
Total Utilities			450,954
Total Common Stocks (Cost — $6,126,847)			6,030,237

	Rate
Preferred Stocks — 2.7%
Communication Services — 1.7%
Diversified Telecommunication Services — 1.7%
Telefonica Brasil SA	—	7,900	104,437
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Transneft PJSC	—	16	41,579
Financials — 0.1%
Capital Markets — 0.1%
Daishin Securities Co. Ltd., (Preference Shares)	—	615	4,943
Utilities — 0.2%
Water Utilities — 0.2%
Cia de Saneamento do Parana	—	3,500	15,868
Total Preferred Stocks (Cost — $163,028)			166,827
Total Investments before Short-Term Investments (Cost — $6,289,875)			6,197,064
Short-Term Investments — 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,743)	1.632%	7,743	7,743
Total Investments — 100.7% (Cost — $6,297,618)			6,204,807
Liabilities in Excess of Other Assets — (0.7)%			(40,767)
Total Net Assets — 100.0%			$6,164,040

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	17

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

GDR	— Global Depositary Receipts

PJSC	— Private Joint Stock Company

At October 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	307,191	BRL	1,259,115	Bank of New York	11/12/19	$(6,220)
USD	107,655	CLP	77,081,995	Bank of New York	11/12/19	3,601
USD	22,861	CZK	535,051	Bank of New York	11/12/19	(542)
USD	13,125	EUR	11,918	Bank of New York	11/12/19	(182)
USD	274,263	INR	19,550,859	Bank of New York	11/12/19	(1,042)
USD	723,265	KRW	871,042,331	Bank of New York	11/12/19	(25,588)
USD	212,992	MXN	4,230,446	Bank of New York	11/12/19	(7,247)
USD	15,307	PHP	793,183	Bank of New York	11/12/19	(317)
USD	12,978	PLN	51,158	Bank of New York	11/12/19	(433)
USD	112,081	QAR	408,049	Bank of New York	11/12/19	0	[1]
USD	498,520	RUB	32,639,412	Bank of New York	11/12/19	(10,056)
USD	960,440	TWD	29,696,805	Bank of New York	11/12/19	(15,617)
USD	116,218	ZAR	1,769,686	Bank of New York	11/12/19	(1,074)
USD	589,045	MYR	2,468,276	HSBC BANK USA, N.A.	11/12/19	(1,505)
USD	317,820	AED	1,167,489	UBS AG	11/12/19	(43)
USD	907,579	HKD	7,115,602	UBS AG	11/12/19	(224)
USD	801,558	THB	24,469,113	UBS AG	11/12/19	(8,892)
Total						$(75,381)

[1]	Value is less than $1.

See Notes to Financial Statements.

18	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Abbreviations used in this table:

AED	— United Arab Emirates Dirham

BRL	— Brazilian Real

CLP	— Chilean Peso

CZK	— Czech Koruna

EUR	— Euro

HKD	— Hong Kong Dollar

INR	— Indian Rupee

KRW	— South Korean Won

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PHP	— Philippine Peso

PLN	— Polish Zloty

QAR	— Qatari Rial

RUB	— Russian Ruble

THB	— Thai Baht

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	19

Schedule of investments (cont’d)

October 31, 2019

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Summary of Investments by Country** (unaudited)
Taiwan	16.2%
China	14.5
Thailand	12.8
South Korea	11.8
Russia	9.6
Malaysia	9.6
United Arab Emirates	5.2
Brazil	5.0
India	4.2
Mexico	3.5
South Africa	2.0
Qatar	1.8
Chile	1.5
Pakistan	0.5
Czech Republic	0.4
Hong Kong	0.3
Poland	0.3
Philippines	0.3
Greece	0.2
Hungary	0.1
Indonesia	0.1
Short-Term Investments	0.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of October 31, 2019 and are subject to change.

See Notes to Financial Statements.

20	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Statement of assets and liabilities

October 31, 2019

Assets:
Investments, at value (Cost — $6,297,618)	$6,204,807
Foreign currency, at value (Cost — $33,588)	33,576
Dividends and interest receivable	8,814
Unrealized appreciation on forward foreign currency contracts	3,601
Total Assets	6,250,798

Liabilities:
Unrealized depreciation on forward foreign currency contracts	78,982
Accrued foreign capital gains tax	5,172
Investment management fee payable	2,604
Total Liabilities	86,758
Total Net Assets	$6,164,040

Net Assets:
Par value (Note 5)	$2
Paid-in capital in excess of par value	6,372,806
Total distributable earnings (loss)	(208,768)	†
Total Net Assets	$6,164,040

Shares Outstanding	240,000

Net Asset Value	$25.68

†	Net of accrued foreign capital gains tax of $5,172.

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	21

Statement of operations

For the Year Ended October 31, 2019

Investment Income:
Dividends	$321,855
Interest	786
Less: Foreign taxes withheld	(36,515)
Total Investment Income	286,126

Expenses:
Investment management fee (Note 2)	31,336
Interest expense	138
Total Expenses	31,474
Net Investment Income	254,652

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(92,161)
Futures contracts	(6,884)
Forward foreign currency contracts	29,963
Foreign currency transactions	(50,258)
Net Realized Loss	(119,340)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	188,024	†
Futures contracts	883
Forward foreign currency contracts	(103,351)
Foreign currencies	(269)
Change in Net Unrealized Appreciation (Depreciation)	85,287
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(34,053)
Increase in Net Assets From Operations	$220,599

†	Net of change in accrued foreign capital gains tax of $3,033.

See Notes to Financial Statements.

22	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Statements of changes in net assets

For the Years Ended October 31,	2019	2018

Operations:
Net investment income	$254,652	$245,140
Net realized gain (loss)	(119,340)	219,805
Change in net unrealized appreciation (depreciation)	85,287	(617,007)
Increase (Decrease) in Net Assets From Operations	220,599	(152,062)

Distributions to Shareholders From (Note 1):
Total distributable earnings(a)	(332,207)	(257,494)
Decrease in Net Assets From Distributions to Shareholders	(332,207)	(257,494)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 120,000 shares issued, respectively)	—	3,375,423
Increase in Net Assets From Fund Share Transactions	—	3,375,423
Increase (Decrease) in Net Assets	(111,608)	2,965,867

Net Assets:
Beginning of year	6,275,648	3,309,781
End of year(b)	$6,164,040	$6,275,648

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 7). For the year ended October 31, 2018, distributions from net investment income were $257,494.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 7). For the year ended October 31, 2018, end of year net assets included undistributed net investment income of $50,268.

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2019[1]	2018[1]	2017[1,2]

Net asset value, beginning of year	$26.15	$27.58	$24.94

Income (loss) from operations:
Net investment income	1.06	1.13	1.01
Net realized and unrealized gain (loss)	(0.15)	(1.34)	2.57
Total income (loss) from operations	0.91	(0.21)	3.58

Less distributions from:
Net investment income	(0.88)	(1.22)	(0.94)
Net realized gains	(0.50)	—	—
Total distributions	(1.38)	(1.22)	(0.94)

Net asset value, end of year	$25.68	$26.15	$27.58
Total return, based on NAV[3]	3.64%	(0.87)%	14.53%

Net assets, end of year (000s)	$6,164	$6,276	$3,310

Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.50%[4]
Net expenses	0.50	0.50	0.50 [4]
Net investment income	4.06	4.10	3.93 [4]

Portfolio turnover rate	27%	27%[5]	25%[5]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 17, 2016 (inception date) to October 31, 2017.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

24	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	25

Notes to financial statements (cont’d)

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount

26	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	27

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$568,727	$102,101	—	$670,828
Consumer Staples	438,367	33,199	—	471,566
Energy	710,921	189,443	—	900,364
Financials	1,252,141	52,692	—	1,304,833
Information Technology	482,904	5,067	—	487,971
Materials	738,525	162,090	—	900,615
Real Estate	224,708	12,356	—	237,064
Utilities	392,576	58,378	—	450,954
Other Common Stocks	606,042	—	—	606,042
Preferred Stocks	166,827	—	—	166,827
Total Long-Term Investments	5,581,738	615,326	—	6,197,064
Short-Term Investments†	7,743	—	—	7,743
Total Investments	$5,589,481	$615,326	—	$6,204,807
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,601	—	$3,601
Total	$5,589,481	$618,927	—	$6,208,408

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$78,982	—	$78,982

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

28	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	29

Notes to financial statements (cont’d)

unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and

30	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of October 31, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $78,982. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	31

Notes to financial statements (cont’d)

ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of October 31, 2019, there were $5,172 of capital gains tax liabilities accrued on unrealized gains.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year ended, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(26)	$26

(a)	Reclassifications are due to foreign currency transactions treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

32	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS Investors monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$1,681,394
Sales	1,783,754

During the year ended October 31, 2019, there were no in-kind transactions (Note 5).

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	33

Notes to financial statements (cont’d)

At October 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$6,324,144	$443,236	$(562,573)	$(119,337)
Forward foreign currency contracts	—	3,601	(78,982)	(75,381)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$3,601
LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$78,982

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(6,884)	$(6,884)
Forward foreign currency contracts	$29,963	—	29,963
Total	$29,963	$(6,884)	$23,079

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$883	$883
Forward foreign currency contracts	$(103,351)	—	(103,351)
Total	$(103,351)	$883	$(102,468)

34	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

During the year ended October 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$35,402
Forward foreign currency contracts (to buy)	15,261
Forward foreign currency contracts (to sell)	6,156,378

†	At October 31, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of October 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$3,601	$(68,318)	$(64,717)	—	$(64,717)
HSBC Bank USA, N.A.	—	(1,505)	(1,505)	—	(1,505)
UBS AG	—	(9,159)	(9,159)	—	(9,159)
Total	$3,601	$(78,982)	$(75,381)	—	$(75,381)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At October 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 120,000 shares of the Fund constitute a Creation Unit. Such transactions are generally made partially on an in-kind basis and partially on cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

For the year ended October 31, 2019, there was no variable fee recorded to paid-in capital. For the year ended October 31, 2018, the variable fee amounted to $3,662 and is recorded to paid-in capital.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	35

Notes to financial statements (cont’d)

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$269,950	$257,494
Net long-term capital gains	62,257	—
Total distributions paid	$332,207	$257,494

As of October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$98,567
Deferred capital losses*	(156,149)
Other book/tax temporary differences(a)	48,782
Unrealized appreciation (depreciation)(b)	(199,968)
Total accumulated earnings (losses) — net	$(208,768)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes on unrealized gains (losses) on certain foreign currency contracts.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the difference between the book and tax cost basis in limited partnership investments.

7. Recent accounting pronouncements

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts

36	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report	37

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Legg Mason Emerging Markets Low Volatility High Dividend ETF

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Emerging Markets Low Volatility High Dividend ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2019 and for the period November 17, 2016 (inception date) through October 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the two years in the period ended October 31, 2019 and for the period November 17, 2016 (inception date) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 18, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

38	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2019 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Legg Mason Emerging Markets Low Volatility High Dividend ETF	39

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	90
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	90
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

40	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Legg Mason Emerging Markets Low Volatility High Dividend ETF	41

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	136
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

42	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Legg Mason Emerging Markets Low Volatility High Dividend ETF	43

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

44	Legg Mason Emerging Markets Low Volatility High Dividend ETF

**	Effective September 27, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Legg Mason Emerging Markets Low Volatility High Dividend ETF	45

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2019:

Record date:	12/27/2018	3/08/2019	6/07/2019	9/06/2019
Payable date:	12/31/2018	3/12/2019	6/11/2019	9/10/2019
Ordinary Income:
Qualified Dividend Income for Individuals*	23.49%	52.94%	52.94%	52.94%
Foreign Source Income*	56.71%	100.00%	100.00%	100.00%
Foreign Taxes paid per Share	$0.025608	$0.025146	$0.018336	$0.039291
Long-Term Capital Gain Dividend	$0.230780	—	—	—
Qualified Short-Term Capital Gain Dividend**	$0.243950	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

**	Qualified Short-Term Capital Gains eligible for exemption from U.S withholding tax for nonresident shareholders and foreign corporations.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

46	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Legg Mason

Emerging Markets Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Emerging Markets Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Emerging Markets Low Volatility High Dividend ETF . This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI Emerging Markets IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS Investors”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS Investors does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS Investors shall not have any liability for any errors, omissions or interruptions therein. QS Investors makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS Investors makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS Investors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF418413 12/19 SR19-3768

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2018 and October 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $140,000 in October 31, 2018 and $90,000 in October 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $52,489 in October 31, 2018 and $0 in October 31, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason ETF Investment Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2018 and $0 in October 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in October 31, 2018 and $0 in October 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for October 31, 2018 and October 31, 2019; Tax Fees were 100% and 100% for October 31, 2018 and October 31, 2019; and Other Fees were 100% and 100% for October 31, 2018 and October 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $678,000 in October 31, 2018 and $472,562 in October 31, 2019.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: December 30, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: December 30, 2019